Related Party Transactions (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Notes payable - related parties	$ 270,000		$ 270,000	$ 170,000
Repayment of related party debt	87,000	$ 11,500
Executives [Member]
Deferred compensation	942,650		$ 922,425	$ 1,861,327
Related party advances	65,000
Repayment of related party debt	87,000
Short-term advances	$ 0